Rule 497(e)

File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042      HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

Supplement dated June 2, 2022 to your Prospectus

FUND NAME CHANGE

Effective June 10, 2022, the following name change will be made to your Prospectus:

Current Name	New Name
Virtus AllianzGI Water Fund	Virtus Water Fund

As a result of this change, all references to the Current Name in your Prospectus will be deleted and replaced with the New Name.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR

FUTURE REFERENCE.